Critical Accounting Estimates and Judgments (Tables)	12 Months Ended
Dec. 31, 2023
Critical Accounting Estimates and Judgments
Summary of primary yield curves used to discount cash flows of insurance contracts and reinsurance contract assets held

The tables below set out the primary yield curves that were used to discount the cash flows of insurance contracts and reinsurance contract assets held for currencies in which the company’s insurance revenue is principally based.

	December 31, 2023				December 31, 2022				January 1, 2022
Currencies	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years	1 year	5 years	10 years	15 years
USD	5.00%	4.57%	4.70%	4.81%	5.57%	4.90%	5.16%	4.99%	0.49%	1.77%	2.28%	2.28%
CAD	5.28%	4.51%	4.37%	4.41%	5.37%	4.04%	3.94%	3.77%	0.76%	1.60%	2.19%	2.26%
EUR	3.38%	2.64%	2.86%	3.08%	3.48%	3.35%	3.13%	2.99%	0.03%	0.12%	0.57%	0.60%
GBP	4.95%	3.93%	4.26%	4.60%	5.37%	4.80%	4.18%	3.82%	0.84%	1.47%	1.41%	1.21%